Research and Development (Tables)	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Summary of Research and Development Expenses
For the years ended December 31, 2021, 2020, 2019, the Company recorded the following related to research and development expenses and capitalized internally developed software costs:

	Year ended December 31,
	2021	2020	2019
Research and development expenses incurred	$13,377	$5,318	$9,849
Capitalized internally developed software costs	23,846	13,082	4,261
Research and development spend, inclusive of capitalized internally developed software cost	$37,223	$18,400	$14,110